LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 451	$ 688
Less - current maturities (trade payables)	(300)	(300)
Long-term debt, excluding current maturities	151	388
Portion of short term debt reclassified	215	911
NIS - Fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt	$ 267	398
NIS - Fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
NIS - Fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.60%
U. S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	$ 184	$ 290
Annual interest rate	5.00%